Income and social contribution taxes - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates in Brazil	34.00%	34.00%	34.00%
Deferred income and social contribution taxes	R$ 1,950,079	R$ 1,613,371
Income tax basis reduction for certain subsidiaries	75.00%
Threshold percentage of taxable income for indefinite expiration of tax loss carryforwards	30.00%
IRPJ [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates in Brazil	25.00%
CSLL [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates in Brazil	9.00%